SIGNIFICANT ACCOUNTING POLICIES ACCOUNTING CHANGE SCHEDULE - INCOME STATEMENT AND COMPREHENSIVE INCOME STATEMENT (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Policy charges and fee income									$ 3,344	$ 3,291	$ 3,150
Net derivative gains (losses)									(1,163)	(1,075)	3,555
Total Revenues	$ (270)	$ 2,172	$ 3,316	$ 3,942	$ (16)	$ 5,628	$ 36	$ 3,375	9,160	9,023	13,634
Benefits and other deductions:
Policyholders’ benefits									2,745	2,457	3,708
Amortization of deferred policy acquisition costs, net									287	(254)	(350)
Total benefits and other deductions	1,785	2,092	2,425	2,473	1,342	2,388	2,032	2,219	8,775	7,981	9,407
Income (loss) from operations, before income taxes									385	1,042	4,227
Income tax (expense) benefit									168	23	(1,040)
Net income (loss)									553	1,065	3,187
Net income (loss) attributable to AXA Equitable	$ (1,276)	$ 136	$ 612	$ 1,081	$ (834)	$ 2,211	$ (1,184)	$ 872	57	667	2,805
Statement of Comprehensive Income [Abstract]
Change in unrealized gains (losses), net of reclassification adjustment									(208)	(828)	912
Other comprehensive income (loss)									(229)	(857)	868
Comprehensive income (loss)									324	208	4,055
Comprehensive income (loss) attributable to AXA Equitable									(155)	(175)	3,702
As Previously Reported and Adjusted Herein
Revenues:
Policy charges and fee income									3,617	3,531	3,357
Net derivative gains (losses)									(1,237)	(348)	5,344
Total Revenues									9,359	9,990	15,630
Benefits and other deductions:
Policyholders’ benefits									3,087	2,869	4,032
Amortization of deferred policy acquisition costs, net									259	(314)	(384)
Total benefits and other deductions									9,089	8,333	9,697
Income (loss) from operations, before income taxes									270	1,657	5,933
Income tax (expense) benefit									208	(193)	(1,637)
Net income (loss)									478	1,464	4,296
Net income (loss) attributable to AXA Equitable									(18)	1,066	3,914
Statement of Comprehensive Income [Abstract]
Change in unrealized gains (losses), net of reclassification adjustment									(220)	(878)	969
Other comprehensive income (loss)									(241)	(907)	925
Comprehensive income (loss)									237	557	5,221
Comprehensive income (loss) attributable to AXA Equitable									(242)	174	4,868
Impact of Accounting Change
Revenues:
Policy charges and fee income									(273)	(240)	(207)
Net derivative gains (losses)									74	(727)	(1,789)
Total Revenues									(199)	(967)	(1,996)
Benefits and other deductions:
Policyholders’ benefits									(342)	(412)	(324)
Amortization of deferred policy acquisition costs, net									28	60	34
Total benefits and other deductions									(314)	(352)	(290)
Income (loss) from operations, before income taxes									115	(615)	(1,706)
Income tax (expense) benefit									(40)	216	597
Net income (loss)									75	(399)	(1,109)
Net income (loss) attributable to AXA Equitable									75	(399)	(1,109)
Statement of Comprehensive Income [Abstract]
Change in unrealized gains (losses), net of reclassification adjustment									12	50	(57)
Other comprehensive income (loss)									12	50	(57)
Comprehensive income (loss)									87	(349)	(1,166)
Comprehensive income (loss) attributable to AXA Equitable									$ 87	$ (349)	$ (1,166)